INVESTMENT IN UNCONSOLIDATED ENTITY - Summarized Financial Information (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018
Assets
Real estate investments, net	$ 329,689,217		$ 329,689,217		$ 329,456,639	$ 403,535,694
Cash and cash equivalents	52,299,936		52,299,936		8,248,412	6,823,568
Total assets	430,440,328		430,440,328		407,433,014	490,917,263
Liabilities:
Mortgage notes payable, net	180,914,339		180,914,339		175,925,918	194,039,207
Below-market lease intangibles, net	11,466,014		11,466,014		12,565,737	14,591,359
Total liabilities	204,716,735		204,716,735		217,180,778	236,675,009
Total equity	224,973,593	$ 185,511,657	224,973,593	$ 185,511,657	182,886,668	240,172,562	$ 168,041,287	$ 189,662,529	$ 103,092,769
Total liabilities and equity	430,440,328		430,440,328		407,433,014	490,917,263
Expenses:
Depreciation and amortization	3,814,503	4,304,470	11,817,529	13,420,256	17,592,253	9,848,130
Interest expense	1,831,545	2,732,528	5,711,330	9,196,061	11,460,747	7,382,610
Total expenses	10,978,672	11,232,413	32,072,070	82,743,416	91,493,320	29,593,905
Other income:
Gain on real estate investments, net	4,242,771	1,693,642	4,532,413	1,693,642	4,139,749	0
Net income (loss)	$ 3,648,455	$ (1,064,104)	$ 1,742,964	$ (52,097,300)	(49,141,910)	(4,415,992)
The TIC Interest
Assets
Real estate investments, net					29,906,146	30,858,240
Cash and cash equivalents					380,774	275,760
Other assets					164,684	228,770
Total assets					30,451,604	31,362,770
Liabilities:
Mortgage notes payable, net					13,489,126	13,746,635
Below-market lease intangibles, net					2,806,973	2,953,360
Other liabilities					92,777	68,587
Total liabilities					16,388,876	16,768,582
Total equity					14,062,728	14,594,188
Total liabilities and equity					30,451,604	31,362,770
Total revenue					2,694,874	2,705,126
Expenses:
Depreciation and amortization					999,929	993,564
Interest expense					565,778	574,086
Other expenses					721,279	731,044
Total expenses					2,286,986	2,298,694
Other income:
Net income (loss)					$ 407,888	406,432
REIT I
Liabilities:
Total revenue						13,132,226
Expenses:
Depreciation and amortization						5,787,709
Interest expense						3,425,625
Other expenses						5,342,365
Total expenses						14,555,699
Other income:
Gain on real estate investments, net						(1,850,845)
Loss on debt restructuring						1,964,618
Total other income						113,773
Net income (loss)						$ (1,309,700)